S000021937 [Member] N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Jan. 27, 2026